Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 18.8	$ 46.0	$ (17.3)
Statutory capital and surplus	540.0	524.0
Maximum dividends company can pay during 2013 without regulatory approval	54.0
Deficit position used to determine payment of dividends	$ 399.9